Credit facility (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Credit facility
Authorized line of credit	$ 250,000
Spread on variable interest rate	1.00%
Amount drawn on line of credit	$ 0	$ 155,000
Secured First Ranking Movable Hypothec
Credit facility
Secured first ranking movable hypothec on accounts payable and inventory	$ 750,000